CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF CASH FLOWS
Amortization of deferred financing costs and bond discount	$ 5,357	$ 5,117	$ 4,982